Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Operating Loss Carryforwards [Line Items]
Statutory federal income tax rate	35.00%
Deferred tax assets, Valuation Allowance	$ 9.5	$ 10.5
Change in the total valuation allowance	1.0	19.2
Valuation Allowance Increase Decrease Foreign Operating Losses And Tax Credits	2.1
Valuation Allowance Increase (Decrease) Capital Loss Utilization	3.1
Portion of the unrecognized tax benefits if recognized, reduction of annual effective tax rate	7.7	7.5
Interest accrued related to unrecognized tax benefits	2.8	2.4
Undistributed earnings of foreign subsidiaries	471.7
Cash and cash equivalents	194.1	$ 223.8	$ 214.2	$ 171.4
Foreign country [Member]
Operating Loss Carryforwards [Line Items]
Foreign net operating loss carryforwards	36.2
Tax credit carryforwards	2.4
Capital Loss Carryforward [Member] | Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	7.6
Total From Foreign Countries [Member]
Operating Loss Carryforwards [Line Items]
Cash and cash equivalents	$ 164.2